RELATED PARTY TRANSACTIONS, Reconciliation of Deemed Distribution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
Deemed distribution to related parties per consolidated statements of changes in invested capital and equity	$ 0	$ 0	$ (29,311)
Corporate allocations	0	0	(2,167)
Net effect of attribution of the assets and liabilities from Bitmain's business transferred to the Group during the Reorganization	0	0	20,535
Total deemed distribution to related parties per consolidated statements of cash flows	$ 0	$ 0	$ (10,943)